INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended		24 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2018
Unrecognized tax benefits that, if recognized, would affect the effective tax rate.	$ 117,000		$ 115,000
Effective tax rate	0.00%	0.20%	(1.10%)	(6.50%)
Federal tax rate	21.00%		21.00%	21.00%
Decrease in income tax rate due to the effect of foreign operations	0.50%		11.30%	(98.90%)
Uncertain tax positions	$ 0		$ 115,000	$ 101,000		$ 60,000
Cumulative loss					3 years
Valuation allowance			8,728,000
Accruals for interest and penalties			0
Net increase (decrease) in accured interest and penalities			0
Austin Taylor Communications, Ltd. [Member]
Net operating loss carryforward			7,462,000
Net2Edge [Member]
Net operating loss carryforward			9,700,000
Pretax losses			955,000	$ 1,519,000
Transition Networks China [Member]
Net operating loss carryforward			0
Suttle Costa Rica, S.A. [Member]
Net operating loss carryforward			0
Domestic Tax Authority [Member]
Net operating loss carryforward			10,940,000
Capital loss carryforward			1,930,000
Income tax benefit related to research and development credit			1,554,000
Tax credit carryforward related to research and development			467,000
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Open Tax Year	2017
Domestic Tax Authority [Member] | Latest Tax Year [Member]
Open Tax Year	2020
State and Local Jurisdiction [Member]
Income tax benefit related to research and development credit			1,024,000
Tax credit carryforward related to research and development			$ 594,000
State and Local Jurisdiction [Member] | Earliest Tax Year [Member]
Open Tax Year	2016
State and Local Jurisdiction [Member] | Latest Tax Year [Member]
Open Tax Year	2020
Foreign Tax Authority [Member] | Earliest Tax Year [Member]
Open Tax Year	2017
Foreign Tax Authority [Member] | Latest Tax Year [Member]
Open Tax Year	2020